FINANCIAL INSTRUMENTS - Derivatives, Net Investment Hedges (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2018 GBP (£) £ / $ £ / € $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $ R$ / $	Dec. 31, 2018 USD ($) £ / $ £ / € $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $ R$ / $	Dec. 31, 2018 CAD ($) £ / $ £ / € $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $ R$ / $	Dec. 31, 2018 INR (₨) £ / $ £ / € $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $ R$ / $	Dec. 31, 2018 BRL (R$) £ / $ £ / € $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $ R$ / $	Dec. 31, 2018 EUR (€) £ / $ £ / € $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $ R$ / $	Dec. 31, 2018 KRW (₩) £ / $ £ / € $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $ R$ / $	Dec. 31, 2018 AUD ($) £ / $ £ / € $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $ R$ / $	Dec. 31, 2018 CNY (¥) £ / $ £ / € $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $ R$ / $	Dec. 31, 2017 GBP (£) £ / $ $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $	Dec. 31, 2017 USD ($) £ / $ $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $	Dec. 31, 2017 CAD ($) £ / $ $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $	Dec. 31, 2017 INR (₨) £ / $ $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $	Dec. 31, 2017 EUR (€) £ / $ $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $	Dec. 31, 2017 KRW (₩) £ / $ $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $	Dec. 31, 2017 AUD ($) £ / $ $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $	Dec. 31, 2017 CNY (¥) £ / $ $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $
Disclosure of detailed information about financial instruments [line items]
Fair value		$ 6,957									$ 3,528
Fair value		(72,738)									(45,869)
Net investment hedges | Euros
Disclosure of detailed information about financial instruments [line items]
Notional amount | €						€ 649								€ 191
Fair value		$ 13
Fair value											$ (7)
Net investment hedges | Euros | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.92	0.92	0.92	0.92	0.92	0.92	0.92	0.92
Net investment hedges | Euros | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.78	0.78	0.78	0.78	0.78	0.78	0.78	0.78	0.78	0.83	0.83	0.83	0.83	0.83	0.83	0.83	0.83
Net investment hedges | British pounds
Disclosure of detailed information about financial instruments [line items]
Notional amount | £	£ 3,175									£ 2,923
Fair value		$ 104
Fair value											$ (237)
Net investment hedges | British pounds | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Notional amount | £	£ 77
Fair value		$ (1)
Net investment hedges | British pounds | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.79	0.79	0.79	0.79	0.79	0.79	0.79	0.79	0.79	0.81	0.81	0.81	0.81	0.81	0.81	0.81	0.81
Net investment hedges | British pounds | Top of range | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Rates | £ / €	0.92	0.92	0.92	0.92	0.92	0.92	0.92	0.92	0.92
Net investment hedges | British pounds | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.73	0.73	0.73	0.73	0.73	0.73	0.73	0.73
Net investment hedges | British pounds | Bottom of range | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Rates | £ / €	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88
Net investment hedges | Australian dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount								$ 1,038								$ 768
Fair value		$ 20
Fair value											$ (21)
Net investment hedges | Australian dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.42	1.42	1.42	1.42	1.42	1.42	1.42	1.42	1.42	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38
Net investment hedges | Australian dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.26	1.26	1.26	1.26	1.26	1.26	1.26	1.26
Net investment hedges | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥									¥ 2,672								¥ 1,165
Fair value		$ 6
Fair value											$ (7)
Net investment hedges | Chinese Yuan | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	6.91	6.91	6.91	6.91	6.91	6.91	6.91	6.91	6.91	7.09	7.09	7.09	7.09	7.09	7.09	7.09	7.09
Net investment hedges | Chinese Yuan | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	6.35	6.35	6.35	6.35	6.35	6.35	6.35	6.35	6.35	6.71	6.71	6.71	6.71	6.71	6.71	6.71	6.71
Net investment hedges | Canadian dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 118									$ 127
Fair value		$ 4
Fair value											$ 0
Net investment hedges | Canadian dollars | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 800
Fair value		$ (31)
Net investment hedges | Canadian dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / shares	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.26	1.26	1.26	1.26	1.26	1.26	1.26	1.26
Net investment hedges | Canadian dollars | Top of range | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	1.33	1.33	1.33	1.33	1.33	1.33	1.33	1.33	1.33
Net investment hedges | Canadian dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / shares	1.29	1.29	1.29	1.29	1.29	1.29	1.29	1.29	1.29	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25
Net investment hedges | Canadian dollars | Bottom of range | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	1.29	1.29	1.29	1.29	1.29	1.29	1.29	1.29	1.29
Net investment hedges | Brazil Real
Disclosure of detailed information about financial instruments [line items]
Notional amount | R$					R$ 158
Fair value		$ (9)
Net investment hedges | Brazil Real | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $	4.24	4.24	4.24	4.24	4.24	4.24	4.24	4.24	4.24
Net investment hedges | Brazil Real | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $	3.90	3.90	3.90	3.90	3.90	3.90	3.90	3.90	3.90
Net investment hedges | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₩							₩ 618,589								₩ 616,289
Fair value		$ 1
Fair value											$ (26)
Net investment hedges | South Korean Won | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,130.90	1,130.90	1,130.90	1,130.90	1,130.90	1,130.90	1,130.90	1,130.90	1,130.90	1,127.75	1,127.75	1,127.75	1,127.75	1,127.75	1,127.75	1,127.75	1,127.75
Net investment hedges | South Korean Won | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,087.00	1,087.00	1,087.00	1,087.00	1,087.00	1,087.00	1,087.00	1,087.00	1,087.00	1,084.95	1,084.95	1,084.95	1,084.95	1,084.95	1,084.95	1,084.95	1,084.95
Net investment hedges | Indian Rupees
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₨				₨ 31,422
Fair value		$ 3
Net investment hedges | Indian Rupees | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $	70.39	70.39	70.39	70.39	70.39	70.39	70.39	70.39	70.39
Net investment hedges | Indian Rupees | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $	67.44	67.44	67.44	67.44	67.44	67.44	67.44	67.44	67.44
Net investment hedges | Canadian dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount												$ 150
Rates | $ / shares										1.27	1.27	1.27	1.27	1.27	1.27	1.27	1.27
Fair value											$ 1
Net investment hedges | Indian Rupees
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₨													₨ 771
Rates | ₨ / $										65.24	65.24	65.24	65.24	65.24	65.24	65.24	65.24
Fair value											$ 0